Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Consumer Staples Portfolio	Apr. 29, 2024
VIP Consumer Staples Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	3.08%
Past 5 years	11.37%
Past 10 years	8.06%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1506
Average Annual Return:
Past 1 year	2.42%
Past 5 years	10.67%
Past 10 years	8.42%